11. CHANGE TO PRIOR FINANCIAL STATEMENT	3 Months Ended
Mar. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
11. CHANGE TO PRIOR FINANCIAL STATEMENT

11. CHANGE TO PRIOR FINANCIAL STATEMENT

During 2013 it was noticed that the par value of preferred stock had been incorrectly reported as $0.01 per share while the correct par value was $0.001 per share. Accordingly, an adjustment was made to decrease the total par value of preferred stock issued and increase additional paid in capital in the amount of $26,907. This adjustment had no effect on previously reported results of operations and also had no effect on the carrying value or historical costs of any assets or liabilities.